Transactions with Related Parties (Details) - Schedule of Amount of transaction with the related party - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Schedule of Amount of transaction with the related party [Abstract]
Research and development services	$ 160		$ 444